MERRILL LYNCH
ASSET INCOME
FUND, INC.





FUND LOGO





Semi-Annual Report

June 30, 1998


Investing in emerging market securities involves a number of risk factors and special considerations, including restrictions on foreign investments and on repatriation of capital invested in emerging markets, currency fluctuations, and potential price volatility and less liquidity of securities traded in emerging markets. In addition, there may be less publicly available information about the issurers of securities, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which US companies are subject. Therefore, the Fund is designed as a long-term investment for investors capable of assuming the risks of investing in emerging markets. The Fund should be considered as a vehicle for diversification and not as a complete investment program. Please refer to the prospectus for details.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
Asset Income
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper




MERRILL LYNCH ASSET INCOME FUND, INC.


Worldwide
Investments as of
June 30, 1998

Breakdown of
Stocks & Fixed-Income                  Percent of
Securities by Country                  Net Assets++

United States*                             79.5%
United Kingdom                              4.1
Sweden                                      3.7
France                                      2.1
Germany                                     2.0
Japan                                       1.9
Finland                                     1.1
Mexico                                      0.9
Spain                                       0.8
Italy                                       0.7
Switzerland                                 0.7
Canada                                      0.6
Netherlands                                 0.3
Argentina                                   0.3
Singapore                                   0.1
Indonesia                                   0.1
Ireland                                     0.1
Norway                                      0.0+++
South Korea                                 0.0+++

[FN]
  *Includes investments in short-term securities.
 ++Percent of net assets may not total 100%.
+++Percent of net assets is less than 0.1%.



Ten Largest Industries                  Percent of
(Equity Investments)                    Net Assets

Banking                                     2.8%
Insurance                                   2.5
Computer Services & Software                1.9
Retail Stores                               1.5
Electronics                                 1.2
Telecommunications                          1.1
Chemicals                                   1.0
Travel & Lodging                            0.9
Automobile Parts                            0.9
Beverages                                   0.9



Ten Largest Holdings        Country     Percent of
(Equity Investments)       of Origin    Net Assets

Allmerica Financial Corp.      US           0.7%
BMC Software, Inc.             US           0.6
COMPAQ Computer Corp.          US           0.6
Premier Parks, Inc.            US           0.5
Cisco Systems, Inc.            US           0.5
Computer Associates
International, Inc.            US           0.5
The Equitable
   Companies Inc.              US           0.5
Gartner Group, Inc.
   (Class A)                   US           0.4
Sears, Roebuck & Co.           US           0.4
Great Lakes
   Chemical Corp.              US           0.4



Merrill Lynch Asset Income Fund, Inc., June 30, 1998


DEAR SHAREHOLDER

Increasing volatility characterized the capital markets during the quarter ended June 30, 1998. At times, US stock and bond prices reflected expectations that the slowdown in Asian economic growth would impact US exports and the US trade deficit and slow overall US business activity. The deterioration of economic conditions in Japan was of particular concern, and caused a sharp drop in the yen's value relative to the US dollar. During other periods, US investors appeared to expect that the positive trends of a moderately expanding economy, declining unemployment, enhanced productivity and corporate profits growth would continue, unimpeded by developments in Asia. To date, there have been only a few signs that Asia's troubles are influencing US economic activity--such as a surge in the accumulation of inventories--largely because domestic demand has remained strong. In Europe, the major event was the greater progress toward achieving European Monetary Union, although there were concerns that interest rates may have to be increased, especially in the United Kingdom, to curtail potential inflationary pressures.

As we move into the second half of 1998, it is likely that investor focus will remain on developments in Asia. The US Federal Reserve Board has kept monetary policy on hold as the Asian financial crisis deepened, which has benefited US bond and stock prices. Looking ahead, if there is continued evidence of noninflationary economic growth, it should have a positive influence on US capital markets.

Portfolio Matters
As of June 30, 1998, the asset allocation for Merrill Lynch Asset
Income Fund, Inc. was: US bonds, 52% of net assets; foreign bonds, 5%; US stocks, 18%; foreign stocks, 14%; and cash and cash equivalents, 11%.

During the quarter ended June 30, 1998, we expanded the Fund's allocation to US bonds from 44% of net assets to 52%. We also modestly extended the average duration from 4.7 years to 5.2 years. While we believed that there was limited potential for a significant further decline in US interest rates during the quarter, the risk of a significant upward spike in US interest rates also appeared limited. As of June 30, 1998, strength in domestic consumer demand in the United States seemed to be offsetting the impact of weakness in Asian economies on US exports. While US inflation remained subdued, we believed that conditions were absent for a significant further deceleration in inflation, a prerequisite for a meaningful additional decline in long-term US interest rates.

Within the foreign bond sector, we took advantage of price strength to liquidate the Fund's commitments in Danish and Italian bonds during the June quarter. Representation in Europe is limited mainly to Germany and the United Kingdom, which we regarded as attractive safe-haven investments during a time of instability in Asia and Eastern Europe. We have also retained our position in Swedish bonds where yields remain relatively attractive compared to the rest of Europe. Given our expectation of renewed strength in the US dollar relative to European currencies, we maintained our hedges against commitments in European stocks and bonds. During the quarter, we also retained our hedge against Japanese equities.

By enlarging the Fund's foreign equity commitment from 7% of net assets to 14% during the three months ended June 30, 1998, we continued to emphasize European companies given the favorable economic fundamentals and prospects for corporate restructuring. On the other hand, concerns over prospects in the Japanese economy led us to remain underweighted in Japanese equities relative to the unmanaged Morgan Stanley Capital International Europe Australasia Far East Index. In emerging markets, we continued to prefer Latin American equities (particularly those in Mexico) over Asian companies.

Within the US equity sector, we continued to place emphasis on shares of companies that can benefit from a healthy economy and a high level of consumer confidence. We also preferred companies with limited exposure to the economic problems in Asia. At June 30, 1998, the largest weighting was in consumer-related sectors, while other sectors with significant representation included financial services and technology. We also reduced the Fund's commitment to the largest-capitalization issues through the sales of positions in Microsoft Corporation, American Express Company and Pfizer Inc.

In Conclusion
We thank you for your investment in Merrill Lynch Asset Income Fund, Inc., and we look forward to reviewing our outlook and strategy with you in our next report to shareholders.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Thomas R. Robinson)
Thomas R. Robinson
Senior Vice President and
Portfolio Manager



August 4, 1998




PERFORMANCE DATA

About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Merrill Lynch Asset Income Fund, Inc., June 30, 1998



PERFORMANCE DATA (concluded)


Average Annual
Total Return

                                     % Return Without % Return With
                                       Sales Charge   Sales Charge**

Class A Shares*

Year Ended 6/30/98                        +11.39%         +6.93%
Inception (9/02/94)
through 6/30/98                           +10.55          +9.38

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 6/30/98                        +10.66%         +6.73%
Inception (9/02/94)
through 6/30/98                            +9.76          +9.56

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 6/30/98                        +10.61%        + 9.63%
Inception (10/21/94)
through 6/30/98                           +10.25         +10.25

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 6/30/98                        +11.12%         +6.67%
Inception (10/21/94)
through 6/30/98                           +10.83          +9.61

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



Recent Performance
Results*
                                                                                                   Standardized
                                                       12 Month      3 Month    Since Inception    30-Day Yield
                                                     Total Return  Total Return   Total Return    As of 6/30/98
ML Asset Income Fund, Inc. Class A Shares              +11.39%         +2.19%        +46.78%          3.61%
ML Asset Income Fund, Inc. Class B Shares              +10.66          +2.10         +42.78           3.02
ML Asset Income Fund, Inc. Class C Shares              +10.61          +2.08         +43.36           2.97
ML Asset Income Fund, Inc. Class D Shares              +11.12          +2.13         +46.16           3.37

*Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's inception dates are: Class A and Class B Shares, 9/02/94; and Class C and Class D Shares, 10/21/94.



COMMON STOCK PORTFOLIO CHANGES

For the Quarter Ended June 30, 1998

 Additions

 AXA-UAP
 Alstom S.A.
 Amer Group Ltd.
 Autoliv AB
 Bank of Ireland
 Beckman Coulter Inc.
 Capstar Broadcasting Corp. (Class A)
 Daimler-Benz AG
 Danieli & Company--RNC
 Dinamia Capital Privado-Sociedad de
  Capital Riesgo, S.A.
 Fastighets Tornet AB
 Finnlines Oyj
 Haldex AB
 Heller Financial, Inc.
 Henkel KGaA (Preferred)
 Intel Corporation
*Mandamus AB
 Metrovaseca S.A.
*Octel Corp.
 Orion-Yhtymae Oyj (Class B)
 Overseas Chinese Banking Corp. Ltd.
 Providian Financial Corporation
 Sampro Insurance Co. (Class A)
 Sanwa Bank, Ltd.
 Schindler Holding AG
 Seagram Company Ltd. (The)
 Sponda Oyj
 Texas Instruments Inc.
 Thomson Travel Group PLC
 Tokyo Electron Limited
 UBS AG
 UPM--Kymmene Oyj (Class B)
 Uralita S.A.
 Valora Holding AG
 World Color Press, Inc.


 Deletions

 AT&T Corp.
 Allied Signal, Inc.
 American Express Company
 Broken Hill Proprietary Co., Ltd.
 COMSAT Corporation
 DENTSPLY International Inc.
 Danka Business Systems PLC (ADR)
 Dixons Group PLC
 Globalstar Telecommunications Ltd.
 Groupo Financiera Bancomer S.A. (Class B)(ADR)
 Gucci Group N.V. (NY Registered Shares)
*Mandamus AB
 Matsushita Electric Works, Ltd.
 MGIC Investment Corporation
 Microsoft Corporation
 National Semiconductor Corporation
*Octel Corp.
 Pfizer Inc.
 Philip Morris Companies, Inc.
 Public Service Enterprise Group, Inc.
 Rio Tinto PLC
 Roche Holding AG
 SPX Corp.
 Sasol Limited
 Smith International, Inc.
 Sun International Hotels Ltd.
 Walt Disney Company (The)

[FN]
*Added and deleted in the same quarter.



Merrill Lynch Asset Income Fund, Inc., June 30, 1998


SCHEDULE OF INVESTMENTS                                                                                       (in US dollars)
                                    Shares                                                               Value     Percent of
COUNTRY       Industries             Held               Common Stocks                       Cost       (Note 1a)   Net Assets
Argentina     Oil & Gas Producers    1,600    Yacimientos Petroliferos Fiscales
                                              S.A. (ADR)*                              $     47,781  $     48,100       0.3%

                                              Total Common Stocks in Argentina               47,781        48,100       0.3


Canada        Automobile Parts         500    Magna International, Inc. (Class A)            34,305        34,313       0.3

              Beverages                800    Seagram Company Ltd. (The)                     34,673        32,750       0.2

              Leisure/Tourism          700  ++Imax Corp.                                     17,796        15,750       0.1

                                              Total Common Stocks in Canada                  86,774        82,813       0.6


Finland       Holding Company        1,000  ++Amer Group Ltd.                                21,663        19,521       0.1

              Insurance                400    Sampro Insurance Co. (Class A)                 18,682        18,974       0.1

              Paper & Forest         1,700    UPM-Kymmene Oyj                                50,373        46,832       0.3
              Products

              Pharmaceuticals          700    Orion-Yhtymae Oyj (Class B)                    21,766        21,582       0.2

              Real Estate            3,000  ++Sponda Oyj                                     21,548        21,072       0.2
              Investment Trust

              Transportation           500    Finnlines Oyj                                  29,640        31,015       0.2

                                              Total Common Stocks in Finland                163,672       158,996       1.1


France        Electronics            1,300    Thomson CSF S.A.                               49,412        49,475       0.3

              Insurance                500    AXA-UAP                                        57,808        56,259       0.4

              Machinery &            1,200  ++Alstom S.A.                                    40,918        39,514       0.3
              Equipment

              Oil--Related             400    Elf Aquitaine S.A.                             50,791        56,259       0.4

              Reinsurance              700    Scor S.A.                                      34,198        44,420       0.3

              Semiconductor            800  ++SGS-Thomson Microelectronics N.V.
              Capital Equipment               (NY Registered Shares)                         54,057        55,900       0.4

                                              Total Common Stocks in France                 287,184       301,827       2.1


Germany       Auto & Truck             600    Daimler-Benz AG                                60,967        58,996       0.4

              Banking                  550    Bayerische Vereinsbank AG                      37,658        46,615       0.3

              Chemicals                400    Henkel KGaA (Preferred)                        36,882        39,552       0.3

              Machinery & Equipment    600    Mannesmann AG                                  30,495        61,655       0.4

                                              Total Common Stocks in Germany                166,002       206,818       1.4


Indonesia     Telecommunications     1,320    P.T. Indonesian Satellite Corp. (ADR)*         29,767        14,685       0.1

                                              Total Common Stocks in Indonesia               29,767        14,685       0.1


Ireland       Banking                  500    Bank of Ireland                                10,423        10,245       0.1

                                              Total Common Stocks in Ireland                 10,423        10,245       0.1


Italy         Machinery             12,000    Danieli & Company-RNC                          60,069        55,712       0.4

              Publishing             3,500    Arnoldo Mondadori Editore S.p.A.               36,289        41,362       0.3

                                              Total Common Stocks in Italy                   96,358        97,074       0.7


Japan         Banking                4,000    Bank of Tokyo-Mitsubishi, Ltd. (The)           49,925        42,405       0.3
                                     4,000    Sanwa Bank, Ltd.                               35,002        35,823       0.2
                                                                                       ------------  ------------     ------
                                                                                             84,927        78,228       0.5

              Computers              1,000    Tokyo Electron Limited                         34,531        30,670       0.2

              Electronics            3,000    Matsushita Electric Industrial Co., Ltd.       46,789        48,279       0.3
                                       500    Sony Corporation (ADR)*                        38,996        43,031       0.3
                                                                                       ------------  ------------     ------
                                                                                             85,785        91,310       0.6

              Insurance              4,000    Tokio Marine & Fire Insurance Co., Ltd.        44,448        41,163       0.3

              Machine Tools          6,000    Makino Milling Machine Co., Ltd.               41,751        42,304       0.3
              & Machinery

                                              Total Common Stocks in Japan                  291,442       283,675       1.9


Mexico        Beverages              1,200    Panamerican Beverages, Inc. (Class A)
                                              (US Registered Shares)                         40,101        37,725       0.3

              Multi-Industry         4,750    Grupo Carso, S.A. de C.V. (ADR)*               55,660        38,333       0.3

              Telecommunications     1,050    Telefonos de Mexico, S.A. de C.V. (ADR)*       51,130        50,466       0.3

                                              Total Common Stocks in Mexico                 146,891       126,524       0.9


Netherlands   Oil--International       950    Royal Dutch Petroleum Co. (NY
                                              Registered Shares)                             52,841        52,072       0.3

                                              Total Common Stocks in the Netherlands         52,841        52,072       0.3


Norway        Travel & Lodging       1,200    Color Line ASA                                  4,312         3,758       0.0

                                              Total Common Stocks in Norway                   4,312         3,758       0.0


Singapore     Banking                5,000    Overseas Chinese Banking Corp. Ltd.            22,200        17,027       0.1

                                              Total Common Stocks in Singapore               22,200        17,027       0.1


South Korea   Engineering &            510    Hyundai Engineering & Construction Co.,
              Construction                    Ltd. (GDR)(a)**                                 6,551           161       0.0

                                              Total Common Stocks in South Korea              6,551           161       0.0


Spain         Building Materials     1,300  ++Uralita, S.A.                                  18,230        18,557       0.1

              Energy & Petroleum       950    Repsol, S.A. (ADR)*                            44,818        52,250       0.4

              Real Estate              600    Metrovaseca, S.A.                              18,788        17,678       0.1
                                       428    Metrovaseca, S.A. (Rights) (b)                      0           601       0.0
                                                                                       ------------  ------------     ------
                                                                                             18,788        18,279       0.1

              Venture Capital        1,400  ++Dinamia Capital Privado-Sociedad
                                              de Capital Riesgo, S.A.                        25,340        24,237       0.2

                                              Total Common Stocks in Spain                  107,176       113,323       0.8


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
                                    Shares                                                               Value     Percent of
COUNTRY       Industries             Held               Common Stocks                       Cost       (Note 1a)   Net Assets
Sweden        Auto & Truck             700    Autoliv AB                               $     22,059  $     22,384       0.1%

              Automobile Parts         800  ++Haldex AB                                      14,074        14,446       0.1

              Banking                1,200    ForeningsSparbanken AB                         14,922        36,115       0.2
                                     5,400    Nordbanken Holding AB                          35,003        39,614       0.3
                                                                                       ------------  ------------     ------
                                                                                             49,925        75,729       0.5

              Chemicals              1,500    Perstorp AB (Class B)                          30,046        28,027       0.2

              Diversified              900    Custos AB (Class A)                            24,393        22,911       0.2
                                       100    Custos AB (Class B)                             2,653         2,521       0.0
                                                                                       ------------  ------------     ------
                                                                                             27,046        25,432       0.2

              Investment             1,800    Bure Investment AB                             23,080        28,666       0.2
              Management

              Laser Components         800    Spectra-Physics AB (Class A)                   19,323        12,791       0.1

              Real Estate            1,000    Fastighets Tornet AB                           16,637        16,051       0.1

              Real Estate            1,600    Castellum AB                                   15,160        18,860       0.1
              Investment Trusts

                                              Total Common Stocks in Sweden                 217,350       242,386       1.6


Switzerland   Banking                  145    UBS AG                                         50,352        53,952       0.4

              Machinery                 22    Schindler Holding AG                           38,788        33,527       0.2

              Merchandising             35    Valora Holding AG                               9,581         9,236       0.1

                                              Total Common Stocks in Switzerland             98,721        96,715       0.7


United        Aerospace              7,200    British Aerospace PLC                          56,813        55,141       0.4
Kingdom
              Automobile Parts       8,700    LucasVarity PLC                                35,770        34,548       0.2

              Beverages              4,382    Diageo PLC (Class B)                           47,807        51,911       0.4

              Chemicals                250    Imperial Chemical Industries PLC (ADR)*        14,299        16,125       0.1

              Foods                  3,700    Devro PLC                                      29,536        30,991       0.2

              Travel & Lodging      13,000  ++Thomson Travel Group PLC                       42,117        40,561       0.3

                                              Total Common Stocks in the
                                              United Kingdom                                226,342       229,277       1.6


United        Aerospace                750    GenCorp, Inc.                                  20,484        18,938       0.1
States                                 150  ++Orbital Sciences Corp.                          3,935         5,606       0.0
                                                                                       ------------  ------------     ------
                                                                                             24,419        24,544       0.1

              Airlines                 450  ++US Airways Group, Inc.                        28,357         35,663       0.2

              Automobile Parts         700    Federal-Mogul Corp.                            28,586        47,250       0.3

              Automobile Rental        960  ++Avis Rent-A-Car, Inc.                          30,409        23,760       0.2
                                       600    Hertz Corp. (Class A)                          20,563        26,587       0.2
                                                                                       ------------  ------------     ------
                                                                                             50,972        50,347       0.4

              Banking                  750    Bank of New York Co., Inc.                     20,839        45,516       0.3
                                       350    BankAmerica Corp.                              19,241        30,253       0.2
                                       890    First Union Corp.                              44,459        51,842       0.4
                                                                                       ------------  ------------     ------
                                                                                             84,539       127,611       0.9

              Broadcasting             450  ++Chancellor Media Corp.                         14,724        22,331       0.2

              Broadcasting/Cable     1,742  ++Tele-Communications TCI Ventures
                                              Group (Class A)                                16,670        34,840       0.2

              Chemicals              1,600    Great Lakes Chemical Corp.                     69,010        63,100       0.4

              Commercial Services    1,840  ++Gartner Group, Inc. (Class A)                  61,984        64,285       0.4

              Computer Services      1,700  ++BMC Software, Inc.                             56,354        88,294       0.6
              & Software               845  ++Cisco Systems, Inc.                            55,206        77,793       0.5
                                     1,220    Computer Associates International, Inc.        54,772        67,786       0.5
                                       320    International Business Machines Corp.          37,019        36,740       0.3
                                                                                       ------------  ------------     ------
                                                                                            203,351       270,613       1.9

              Computers              2,880    COMPAQ Computer Corp.                          85,094        81,720       0.6

              Consumer Products      1,530    Dial Corp.                                     30,536        39,684       0.3

              Containers               950  ++Owens-Illinois, Inc.                          27,117         42,512       0.3

              Cosmetics                500    Gillette Company (The)                         28,606        28,344       0.2

              Electronic/              495    Intel Corporation                              40,606        36,661       0.3
              Instruments              600    Texas Instruments Inc.                         38,980        34,987       0.2
                                                                                       ------------  ------------     ------
                                                                                             79,586        71,648       0.5

              Electronics              500    General Electric Company                       37,155        45,500       0.3

              Entertainment          1,200  ++Premier Parks, Inc.                            67,956        79,950       0.5
              Financial Services     1,200  ++Heller Financial, Inc.                         33,332        36,000       0.2
                                       700    Providian Financial Corporation                44,556        54,994       0.4
                                                                                       ------------  ------------     ------
                                                                                             77,888        90,994       0.6

              Foods                    800  ++Keebler Foods Co.                              22,608        22,000       0.2

              Hardware Products        700    Black & Decker Corporation                     23,461        42,700       0.3

              Health Care              930    Columbia/HCA Healthcare Corp.                  29,385        27,086       0.2
                                     1,900  ++HEALTHSOUTH Corp.                              49,816        50,706       0.3
                                                                                       ------------  ------------     ------
                                                                                             79,201        77,792       0.5

              Insurance              1,500    Allmerica Financial Corp.                      92,207        97,500       0.7
                                       900    The Equitable Companies Inc.                   47,121        67,444       0.5
                                       700    Travelers Group, Inc.                          28,234        42,437       0.3
                                       500    UNUM Corporation                               15,861        27,750       0.2
                                                                                       ------------  ------------     ------
                                                                                            183,423       235,131       1.7

              Machine Tools          1,040    Ingersoll-Rand Co.                            34,576         45,825       0.3
              & Machinery

              Manufacturing            500    Tyco International Ltd.                        25,812        31,500       0.2

              Medical                  600    Beckman Coulter Inc.                           35,969        34,950       0.2

              Natural Gas            1,100    El Paso Natural Gas Co.                        28,248        42,075       0.3
                                       820    Enron Corp.                                    38,103        44,331       0.3
                                                                                       ------------  ------------     ------
                                                                                             66,351        86,406       0.6

              Oil Service              250    Schlumberger Ltd.                              13,812        17,078       0.1


SCHEDULE OF INVESTMENTS (concluded)                                                                           (in US dollars)
                                    Shares                                                               Value     Percent of
COUNTRY       Industries             Held               Common Stocks                       Cost       (Note 1a)   Net Assets
United        Petroleum                850    Unocal Corp.                             $     28,542  $     30,387       0.2%
States
(concluded)   Pharmaceuticals          350    Bristol-Myers Squibb Co.                       33,277        40,228       0.3
                                       690    Warner-Lambert Co.                             32,904        47,869       0.3
                                                                                       ------------  ------------     ------
                                                                                             66,181        88,097       0.6

              Printing &             1,300  ++World Color Press, Inc.                        39,080        45,500       0.3
              Publishing

              Radio & Television     2,100  ++Capstar Broadcasting Corp. (Class A)           39,900        52,762       0.4

              Railroads                350    Burlington Northern Santa Fe Inc.              28,317        34,366       0.2

              Real Estate              380    Starwood Hotel & Resort                        17,100        18,359       0.1
              Investment Trust

              Retail Specialty         800    Lowe's Companies, Inc.                         28,737        32,450       0.2

              Retail Stores          1,520    Rite Aid Corporation                           24,882        57,095       0.4
                                       950  ++Safeway Inc.                                   28,346        38,653       0.3
                                     1,050    Sears, Roebuck & Co.                           55,862        64,116       0.4
                                       850    Wal-Mart Stores, Inc.                          35,032        51,637       0.4
                                                                                       ------------  ------------     ------
                                                                                            144,122       211,501       1.5

              Telecommunications       500  ++SmarTalk TeleServices, Inc.                    13,921         7,062       0.1
                                       884  ++Tele-Communications, Inc. (Class A)
                                              (Convertible Preferred)                        18,169        33,923       0.2
                                     1,300  ++WorldCom Inc.                                  34,335        62,806       0.4
                                                                                       ------------  ------------     ------
                                                                                             66,425       103,791       0.7

              Travel & Lodging       1,380    Carnival Corp. (Class A)                       19,879        54,682       0.4
                                       450    Royal Caribbean Cruises Ltd.                   22,291        35,775       0.2
                                                                                       ------------  ------------     ------
                                                                                             42,170        90,457       0.6

              Waste Management       1,060  ++USA Waste Services, Inc.                       44,187        52,337       0.4

                                              Total Common Stocks in the
                                              United States                               2,046,524     2,574,325      17.6


                                              Total Investments in Common Stocks          4,108,311     4,659,801      31.9

                                    Face
                                   Amount        Fixed-Income Securities
Germany       Federal      DM      160,000    Bundesrepublik Deutschland, 5.625%
              Government                      due 1/04/2028                                  92,224        92,036       0.6
              Obligations

                                              Total Fixed-Income Securities
                                              in Germany                                     92,224        92,036       0.6


Sweden        Federal                         Government of Sweden:
              Government   Skr     700,000      5.50% due 4/12/2002                          88,977        90,717       0.6
              Obligations        1,400,000      8% due 8/15/2007                            204,289       214,421       1.5

                                              Total Fixed-Income Securities in
                                              Sweden                                        293,266       305,138       2.1


United        Federal                         UK Treasury Bills:
Kingdom       Government   Pound    80,000      8% due 12/07/2000                           135,193       136,650       0.9
              Obligations  Ster-   125,000      7.25% due 12/07/2007                        206,901       229,158       1.6
                           ling

                                              Total Fixed-Income Securities in
                                              the United Kingdom                            342,094       365,808       2.5


United        US           US$     240,000    Federal National Mortgage
States        Government                      Association, 5.75% due 2/15/2008              235,752       238,874       1.6
              Agency
              Obligations

              US Government      2,030,000    US Treasury Bonds, 6.625% due
              Obligations                     2/15/2027                                   2,167,893     2,292,317      15.7
                                              US Treasury Notes:
                                 1,925,000      6% due 8/15/1999                          1,928,734     1,934,933      13.3
                                 1,150,000      6.125% due 9/30/2000                      1,171,023     1,164,191       8.0
                                 1,420,000      6.50% due 5/31/2002                       1,446,081     1,467,258      10.0
                                   515,000      6.625% due 5/15/2007                        542,309       553,141       3.8
                                                                                       ------------  ------------     ------
                                                                                          7,256,040     7,411,840      50.8

                                              Total Fixed-Income Securities
                                              in the United States                        7,491,792     7,650,714      52.4


                                              Total Investments in Fixed-Income
                                              Securities                                  8,219,376     8,413,696      57.6


                                                   Short-Term Securities

United        US Government      1,380,000    Federal Home Loan Mortgage Corp.,
States        Agency                          5.85% due 7/01/1998                         1,380,000     1,380,000       9.5
              Obligations***

                                              Total Investments in Short-Term
                                              Securities                                  1,380,000     1,380,000       9.5

              Total Investments                                                         $13,707,687    14,453,497      99.0
                                                                                       ============
              Unrealized Appreciation on Forward Foreign Exchange Contracts++++                             4,035       0.0
              Other Assets Less Liabilities                                                               142,018       1.0
                                                                                                     ------------     ------
              Net Assets                                                                              $14,599,550     100.0%
                                                                                                     ============     ======


             *American Depositary Receipts (ADR).
            **Global Depositary Receipts (GDR).
           ***Certain US Government Agency Obligations are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund.
           (a)The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
           (b)The rights may be exercised until 7/24/1998.
            ++Non-income producing security.
          ++++Forward foreign exchange contracts sold as of June 30, 1998 were as follows:

                                                                 Unrealized
                                                                Appreciation
                                          Expiration           (Depreciation)
              Foreign Currency Sold          Date                (Note 1c)

              C$         110,000               July 1998         $   (29)
              Chf        180,000               July 1998            3,579
              DM         810,000               July 1998            3,301
              Fim        800,000          September 1998              667
              Frf      2,310,000               July 1998            1,633
              Lit    178,000,000             August 1998              474
              Pound      450,000               July 1998           (2,381)
              Sterling
              Pta     22,000,000             August 1998              185
              Skr      5,450,000          September 1998           (5,730)
              YEN     45,800,000          September 1998            2,336
                                                                 --------
              Total Unrealized Appreciation on Forward
              Foreign Exchange Contracts--Net
              (US$ Commitment--$3,190,126)                       $  4,035
                                                                 ========


              See Notes to Financial Statements.


Merrill Lynch Asset Income Fund, Inc., June 30, 1998


STATEMENT OF ASSETS AND LIABILITIES
                    As of June 30, 1998
Assets:             Investments, at value (identified cost--$13,707,687) (Note 1a)                           $14,453,497
                    Unrealized appreciation on forward foreign exchange
                    contracts (Note 1c)                                                                            4,035
                    Cash                                                                                          47,394
                    Receivables:
                      Interest                                                              $   146,897
                      Capital shares sold                                                        47,606
                      Securities sold                                                            18,754
                      Dividends                                                                   8,148
                      Forward foreign exchange contracts (Note 1c)                                  875          222,280
                                                                                            -----------
                    Deferred organization expenses (Note 1g).                                                     36,991
                    Prepaid registration fees and other assets (Note 1g)                                         123,863
                                                                                                             -----------
                    Total assets                                                                              14,888,060
                                                                                                             -----------

Liabilities:        Payables:
                      Securities purchased                                                      127,773
                      Capital shares redeemed                                                    77,509
                      Dividends to shareholders (Note 1h)                                        10,446
                      Distributor (Note 2)                                                        5,724          221,452
                                                                                            -----------
                    Accrued expenses and other liabilities                                                        67,058
                                                                                                             -----------
                    Total liabilities                                                                            288,510
                                                                                                             -----------

Net Assets:         Net assets                                                                               $14,599,550
                                                                                                             ===========

Net Assets          Class A Shares of Common Stock, $0.10 par value,
Consist of:         100,000,000 shares authorized                                                            $    44,301
                    Class B Shares of Common Stock, $0.10 par value,
                    100,000,000 shares authorized                                                                 80,711
                    Class C Shares of Common Stock, $0.10 par value,
                    100,000,000 shares authorized                                                                  5,446
                    Class D Shares of Common Stock, $0.10 par value,
                    100,000,000 shares authorized                                                                  5,794
                    Paid-in capital in excess of par                                                          13,429,129
                    Undistributed realized capital gains on investments
                    and foreign currency transactions--net                                                       284,762
                    Unrealized appreciation on investments and foreign
                    currency transactions--net                                                                   749,407
                                                                                                             -----------
                    Net assets                                                                               $14,599,550
                                                                                                             ===========

Net Asset           Class A--Based on net assets of $4,746,810 and 443,012
Value:              shares outstanding                                                                       $     10.71
                                                                                                             ===========
                    Class B--Based on net assets of $8,648,363 and 807,110
                    shares outstanding                                                                       $     10.72
                                                                                                             ===========
                    Class C--Based on net assets of $583,817 and 54,462
                    shares outstanding                                                                       $     10.72
                                                                                                             ===========
                    Class D--Based on net assets of $620,560 and 57,942
                    shares outstanding.                                                                      $     10.71
                                                                                                             ===========


                    See Notes to Financial Statements.



STATEMENT OF OPERATIONS
                    For the Six Months Ended June 30, 1998
Investment          Interest and discount earned                                                             $   271,729
Income              Dividends (net of $1,959 foreign witholding tax)                                              26,931
(Notes 1e & 1f):                                                                                             -----------
                    Total income                                                                                 298,660
                                                                                                             -----------

Expenses:           Investment advisory fees (Note 2)                                      $     46,657
                    Accounting services (Note 2)                                                 31,874
                    Account maintenance and distribution fees--Class B (Note 2)                  30,682
                    Printing and shareholder reports                                             30,676
                    Professional fees                                                            25,388
                    Registration fees (Note 1g)                                                  25,375
                    Custodian fees                                                               12,116
                    Amortization of organization expenses (Note 1g)                              10,695
                    Directors' fees and expenses                                                  6,202
                    Transfer agent fees--Class B (Note 2)                                         6,170
                    Transfer agent fees--Class A (Note 2)                                         2,243
                    Account maintenance and distribution fees--Class C (Note 2)                   2,061
                    Pricing fees                                                                  1,461
                    Account maintenance fees--Class D (Note 2)                                      567
                    Transfer agent fees--Class C (Note 2)                                           399
                    Transfer agent fees--Class D (Note 2)                                           307
                    Other                                                                         7,356
                                                                                            -----------
                    Total expenses before reimbursement                                         240,229
                    Reimbursement of expenses (Note 2)                                         (175,817)
                                                                                            -----------
                    Total expenses after reimbursement                                                            64,412
                                                                                                             -----------
                    Investment income--net                                                                       234,248
                                                                                                             -----------

Realized &          Realized gain from:
Unrealized            Investments--net                                                          269,607
Gain on               Foreign currency transactions--net                                          1,012          270,619
Investments &                                                                               -----------
Foreign Currency    Change in unrealized appreciation/depreciation on:
Transactions--Net     Investments--net                                                          196,536
(Notes 1c, 1d,        Foreign currency transactions--net                                          3,831          200,367
1f & 3):                                                                                    -----------      -----------
                    Net realized and unrealized gain on investments and
                    foreign currency transactions                                                                470,986
                                                                                                             -----------
                    Net Increase in Net Assets Resulting from Operations                                     $   705,234
                                                                                                             ===========


                    See Notes to Financial Statements.


Merrill Lynch Asset Income Fund, Inc., June 30, 1998


STATEMENTS OF CHANGES IN NET ASSETS
                                                                                            For the Six
                                                                                              Months           For the
                                                                                               Ended          Year Ended
                                                                                              June 30,       December 31,
                    Increase (Decrease) in Net Assets:                                          1998             1997
Operations:         Investment income--net                                                  $   234,248      $   495,042
                    Realized gain on investments and foreign currency transactions--net         270,619          684,182
                    Change in unrealized appreciation/depreciation on investments
                    and foreign currency transactions--net                                      200,367          145,793
                                                                                            -----------      -----------
                    Net increase in net assets resulting from operations                        705,234        1,325,017
                                                                                            -----------      -----------

Dividends &         Investment income--net:
Distributions to      Class A                                                                   (70,596)        (147,348)
Shareholders          Class B                                                                  (145,537)        (303,839)
(Note 1h):            Class C                                                                    (9,041)         (21,893)
                      Class D                                                                    (9,074)         (21,962)
                    Realized gain on investments--net:
                      Class A                                                                        --         (168,574)
                      Class B                                                                        --         (675,967)
                      Class C                                                                        --          (50,558)
                      Class D                                                                        --          (27,046)
                                                                                            -----------      -----------
                    Net decrease in net assets resulting from dividends
                    and distributions to shareholders                                          (234,248)      (1,417,187)
                                                                                            -----------      -----------

Capital Share       Net increase (decrease) in net assets derived from capital
Transactions        share transactions                                                        2,969,809       (2,347,523)
(Note 4):                                                                                   -----------      -----------

Net Assets:         Total increase (decrease) in net assets                                   3,440,795       (2,439,693)
                    Beginning of period                                                      11,158,755       13,598,448
                                                                                            -----------      -----------
                    End of period                                                           $14,599,550      $11,158,755
                                                                                            ===========      ===========

                    See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS
                                                                                            Class A
                                                                       For the                                   For the
                    The following per share data and ratios              Six                                      Period
                    have been derived from information provided        Months               For the              Sept. 2,
                    in the financial statements.                        Ended              Year Ended           1994++ to
                                                                       June 30,           December 31,           Dec. 31,
                    Increase (Decrease) in Net Asset Value:              1998       1997      1996     1995        1994
Per Share           Net asset value, beginning of period               $ 10.32    $ 10.53   $ 10.62   $  9.68    $ 10.00
Operating                                                              -------    -------   -------   -------    -------
Performance:        Investment income--net                                 .22        .49       .50       .60        .18
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                                      .39        .71       .23      1.04       (.32)
                                                                       -------    -------   -------   -------    -------
                    Total from investment operations                       .61       1.20       .73      1.64       (.14)
                                                                       -------    -------   -------   -------    -------
                    Less dividends and distributions:
                       Investment income--net                             (.22)      (.49)     (.50)     (.60)      (.18)
                       In excess of investment income--net                  --         --      (.05)       --         --
                       Realized gain on investments--net                    --       (.92)     (.27)     (.01)        --
                       In excess of realized gain on
                       investments--net                                     --         --        --      (.09)        --
                                                                       -------    -------   -------   -------    -------
                    Total dividends and distributions                     (.22)     (1.41)     (.82)     (.70)      (.18)
                                                                       -------    -------   -------   -------    -------
                    Net asset value, end of period                     $ 10.71    $ 10.32   $ 10.53   $ 10.62    $  9.68
                                                                       =======    =======   =======   =======    =======

Total Investment    Based on net asset value per share                   6.00%+++  11.67%     7.11%    17.38%     (1.37%)+++
Return:**                                                              =======    =======   =======   =======    =======

Ratios to           Expenses, net of reimbursement                        .52%*      .50%      .25%      .00%       .00%*
Average Net                                                            =======    =======   =======   =======    =======
Assets:             Expenses                                             3.32%*     3.28%     3.48%     5.12%      5.20%*
                                                                       =======    =======   =======   =======    =======
                    Investment income--net                               4.29%*     4.58%     4.73%     5.78%      5.64%*
                                                                       =======    =======   =======   =======    =======

Supplemental        Net assets, end of period (in thousands)           $ 4,747    $ 2,188   $ 3,918   $ 3,872    $ 1,147
Data:                                                                  =======    =======   =======   =======    =======
                    Portfolio turnover                                  54.01%    155.57%   342.71%    46.75%       .83%
                                                                       =======    =======   =======   =======    =======


                  ++Commencement of operations.
                 +++Aggregate total investment returns.
                   *Annualized.
                  **Total investment returns exclude the effects of sales loads.

                    See Notes to Financial Statements.


Merrill Lynch Asset Income Fund, Inc., June 30, 1998


FINANCIAL HIGHLIGHTS (continued)
                                                                                            Class B
                                                                       For the                                  For the
                    The following per share data and ratios              Six                                     Period
                    have been derived from information provided        Months               For the             Sept. 2,
                    in the financial statements.                        Ended              Year Ended          1994++ to
                                                                       June 30,           December 31,          Dec. 31,
                    Increase (Decrease) in Net Asset Value:              1998       1997      1996      1995       1994
Per Share           Net asset value, beginning of period               $ 10.32    $ 10.53   $ 10.62   $  9.68    $ 10.00
Operating                                                              -------    -------   -------   -------    -------
Performance:        Investment income--net                                 .18        .41       .42       .51        .16
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                                      .40        .71       .23      1.04       (.32)
                                                                       -------    -------   -------   -------    -------
                    Total from investment operations                       .58       1.12       .65      1.55       (.16)
                                                                       -------    -------   -------   -------    -------
                    Less dividends and distributions:
                       Investment income--net                             (.18)      (.41)     (.42)     (.51)      (.16)
                       In excess of investment income--net                  --         --      (.05)       --         --
                       Realized gain on investments--net                    --       (.92)     (.27)     (.01)        --
                       In excess of realized gain on
                       investments--net                                     --         --        --      (.09)        --
                                                                       -------    -------   -------   -------    -------
                    Total dividends and distributions                     (.18)     (1.33)     (.74)     (.61)      (.16)
                                                                       -------    -------   -------   -------    -------
                    Net asset value, end of period                     $ 10.72    $ 10.32   $ 10.53   $ 10.62    $  9.68
                                                                       =======    =======   =======   =======    =======

Total Investment    Based on net asset value per share                   5.71%+++  10.84%     6.31%    16.51%     (1.62%)+++
Return:**                                                              =======    =======   =======   =======    =======

Ratios to           Expenses, net of reimbursement                       1.24%*     1.25%     1.00%      .75%       .75%*
Average Net                                                            =======    =======   =======   =======    =======
Assets:             Expenses                                             4.08%*     4.01%     4.24%     5.94%      6.04%*
                                                                       =======    =======   =======   =======    =======
                    Investment income--net                               3.55%*     3.79%     3.99%     5.06%      4.86%*
                                                                       =======    =======   =======   =======    =======

Supplemental        Net assets, end of period (in thousands)           $ 8,648    $ 8,078   $ 8,690   $ 9,236    $ 6,797
Data:                                                                  =======    =======   =======   =======    =======
                    Portfolio turnover                                  54.01%    155.57%   342.71%    46.75%       .83%
                                                                       =======    =======   =======   =======    =======



                                                                                            Class C
                                                                       For the                                   For the
                    The following per share data and ratios              Six                                      Period
                    have been derived from information provided        Months               For the              Oct. 21,
                    in the financial statements.                        Ended              Year Ended           1994++ to
                                                                       June 30,           December 31,           Dec. 31,
                    Increase (Decrease) in Net Asset Value:              1998      1997       1996      1995       1994
Per Share           Net asset value, beginning of period               $ 10.32    $ 10.53   $ 10.62   $  9.69    $  9.88
Operating                                                              -------    -------   -------   -------    -------
Performance:        Investment income--net                                 .18        .41       .41       .52        .10
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                                      .40        .71       .23      1.03       (.19)
                                                                       -------    -------   -------   -------    -------
                    Total from investment operations                       .58       1.12       .64      1.55       (.09)
                                                                       -------    -------   -------   -------    -------
                    Less dividends and distributions:
                       Investment income--net                             (.18)      (.41)     (.42)     (.52)      (.10)
                       In excess of investment income--net                  --         --      (.04)       --         --
                       Realized gain on investments--net                    --       (.92)     (.27)     (.01)        --
                       In excess of realized gain on
                       investments--net                                     --         --        --      (.09)        --
                                                                       -------    -------   -------   -------    -------
                    Total dividends and distributions                     (.18)     (1.33)     (.73)     (.62)      (.10)
                                                                       -------    -------   -------   -------    -------
                    Net asset value, end of period                     $ 10.72    $ 10.32   $ 10.53   $ 10.62    $  9.69
                                                                       =======    =======   =======   =======    =======

Total Investment    Based on net asset value per share                   5.68%+++  10.79%     6.25%    16.33%      (.94%)+++
Return:**                                                              =======    =======   =======   =======    =======

Ratios to           Expenses, net of reimbursement                       1.30%*     1.30%     1.04%      .80%       .80%*
Average Net                                                            =======    =======   =======   =======    =======
Assets:             Expenses                                             4.14%*     4.12%     4.28%     6.02%      5.75%*
                                                                       =======    =======   =======   =======    =======
                    Investment income--net                               3.51%*     3.78%     3.95%     4.99%      5.19%*
                                                                       =======    =======   =======   =======    =======

Supplemental        Net assets, end of period (in thousands)           $   584    $   575   $   357   $   418    $   154
Data:                                                                  =======    =======   =======   =======    =======
                    Portfolio turnover                                  54.01%    155.57%   342.71%    46.75%       .83%
                                                                       =======    =======   =======   =======    =======

                  ++Commencement of operations.
                 +++Aggregate total investment returns.
                   *Annualized.
                  **Total investment returns exclude the effects of sales loads.


                    See Notes to Financial Statements.



Merrill Lynch Asset Income Fund, Inc., June 30, 1998


FINANCIAL HIGHLIGHTS (concluded)
                                                                                            Class D
                                                                       For the                                   For the
                    The following per share data and ratios              Six                                      Period
                    have been derived from information provided        Months               For the              Oct. 21,
                    in the financial statements.                        Ended              Year Ended           1994++ to
                                                                       June 30,           December 31,           Dec. 31,
                    Increase (Decrease) in Net Asset Value:              1998       1997     1996      1995      1994
Per Share           Net asset value, beginning of period               $ 10.31    $ 10.53   $ 10.62   $  9.69    $  9.88
Operating                                                              -------    -------   -------   -------    -------
Performance:        Investment income--net                                 .21        .47       .46       .57        .11
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                                      .40        .70       .24      1.03       (.19)
                                                                       -------    -------   -------   -------    -------
                    Total from investment operations                       .61       1.17       .70      1.60       (.08)
                                                                       -------    -------   -------   -------    -------
                    Less dividends and distributions:
                       Investment income--net                             (.21)      (.47)     (.47)     (.57)      (.11)
                       In excess of investment income--net                  --         --      (.05)       --         --
                       Realized gain on investments--net                    --       (.92)     (.27)     (.01)        --
                       In excess of realized gain on
                       investments--net                                     --         --        --      (.09)        --
                                                                       -------    -------   -------   -------    -------
                    Total dividends and distributions                     (.21)     (1.39)     (.79)     (.67)      (.11)
                                                                       -------    -------   -------   -------    -------
                    Net asset value, end of period                     $ 10.71    $ 10.31   $ 10.53   $ 10.62    $  9.69
                                                                       =======    =======   =======   =======    =======

Total Investment    Based on net asset value per share                   5.97%+++  11.29%     6.84%    16.97%      (.83%)+++
Return:**                                                              =======    =======   =======   =======    =======

Ratios to           Expenses, net of reimbursement                        .77%*      .75%      .50%      .25%       .25%*
Average Net                                                            =======    =======   =======   =======    =======
Assets:             Expenses                                             3.57%*     3.54%     3.70%     5.44%      5.14%*
                                                                       =======    =======   =======   =======    =======
                    Investment income--net                               4.03%*     4.32%     4.48%     5.53%      5.70%*
                                                                       =======    =======   =======   =======    =======

Supplemental        Net assets, end of period (in thousands)           $   621    $   318   $   633   $   771    $    63
Data:                                                                  =======    =======   =======   =======    =======
                    Portfolio turnover                                  54.01%    155.57%   342.71%    46.75%       .83%
                                                                       =======    =======   =======   =======    =======


                  ++Commencement of operations.
                 +++Aggregate total investment returns.
                   *Annualized.
                  **Total investment returns exclude the effects of sales loads.

                    See Notes to Financial Statements.



NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Asset Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class
C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Repurchase agreements--The Fund invests in US Government securities pursuant to repurchase agreements with a member bank of the Federal Reserve System or a primary dealer in US Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additions to such securities daily to ensure that the contract is fully collateralized.

(c) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts. Premium or discount is amortized over the life of the contracts.



Merrill Lynch Asset Income Fund, Inc., June 30, 1998


NOTES TO FINANCIAL STATEMENTS (continued)

* Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

* Options--The Fund is authorized to write covered call options and purchase and write put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(d) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(e) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(f) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(g) Deferred organization expenses and prepaid registration fees-- Deferred organization expenses are charged to expense on a straight-line basis over a five-year period. Prepaid registration fees are charged to expense as the related shares are issued.

(h) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for post-October losses.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of 0.75%, on an annual basis, of the average daily value of the Fund's net assets.

For the six months ended June 30, 1998, MLAM earned fees of $46,657, all of which were waived. MLAM also reimbursed the Fund for additional expenses of $129,160.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:



                                         Account
                                       Maintenance   Distribution
                                           Fee            Fee

Class B                                   0.25%          0.50%
Class C                                   0.25%          0.55%
Class D                                   0.25%           --


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended June 30, 1998, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:


                                         MLFD         MLPF&S

Class A                                  $  3         $   33
Class D                                  $227         $1,744


For the six months ended June 30, 1998, MLPF&S received contingent deferred sales charges of $12,280 and $131 relating to transactions in Class B and Class C Shares, respectively

In addition, MLPF&S received $235 in commissions on the execution of portfolio security transactions for the Fund for the six months ended June 30, 1998.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, MLFDS, PFD, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 1998 were $8,872,397 and $5,885,498, respectively.

Net realized gains for the six months June 30, 1998 and unrealized gains (losses) as of June 30, 1998 were as follows:


                                                  Unrealized
                                     Realized       Gains
                                      Gains        (Losses)

Long-term investments               $ 269,607     $  745,810
Forward foreign exchange contracts        625          4,035
Foreign currency transactions             387           (438)
                                    ---------     ----------
Total                               $ 270,619     $  749,407
                                    =========     ==========


As of June 30, 1998, net unrealized appreciation for Federal income tax purposes aggregated $745,810, of which $895,370 related to appreciated securities and $149,560 related to depreciated securities. At June 30, 1998, the aggregate cost of investments for Federal income tax purposes was $13,707,687.

4. Capital Share Transactions:
Net increase (decrease) in net assets derived from capital share transactions were $2,969,809 and $(2,347,523) for the six months ended June 30, 1998 and the year ended December 31, 1997, respectively.

Transactions in capital shares for each class were as follows:


Class A Shares
For the Six Months                                  Dollar
Ended June 30, 1998                   Shares        Amount

Shares sold                           285,368    $ 3,011,424
Shares issued to shareholders
in reinvestment of dividends            1,292         13,514
                                   ----------    -----------
Total issued                          286,660      3,024,938
Shares redeemed                       (55,743)      (586,240)
                                   ----------    -----------
Net increase                          230,917    $ 2,438,698
                                   ==========    ===========


Class A Shares
For the Year                                        Dollar
Ended December 31, 1997               Shares        Amount

Shares sold                           219,328    $ 2,372,110
Shares issued to shareholders in
reinvestment of dividends
and distributions                      17,302        179,770
                                   ----------    -----------
Total issued                          236,630      2,551,880
Shares redeemed                      (396,614)    (4,337,800)
                                   ----------    -----------
Net decrease                         (159,984)   $(1,785,920)
                                   ==========    ===========


Class B Shares
For the Six Months                                  Dollar
Ended June 30, 1998                   Shares        Amount

Shares sold                           117,965    $ 1,246,822
Shares issued to shareholders
in reinvestment of dividends            8,393         88,494
                                   ----------    -----------
Total issued                          126,358      1,335,316
Shares redeemed                      (102,298)    (1,077,905)
                                   ----------    -----------
Net increase                           24,060    $   257,411
                                   ==========    ===========



Merrill Lynch Asset Income Fund, Inc., June 30, 1998



NOTES TO FINANCIAL STATEMENTS (concluded)


Class B Shares for the Year Ended                   Dollar
December 31, 1997                     Shares        Amount

Shares sold                           155,829    $ 1,701,811
Shares issued to shareholders
in reinvestment of dividends
and distributions                      62,225        652,787
                                   ----------    -----------
Total issued                          218,054      2,354,598
Shares redeemed                      (255,141)    (2,742,988)
Automatic conversion of shares         (4,962)       (53,559)
                                   ----------    -----------
Net decrease                          (42,049)   $  (441,949)
                                   ==========    ===========


Class C Shares for the Six Months                   Dollar
Ended June 30, 1998                   Shares        Amount

Shares sold                            11,013    $   116,508
Shares issued to shareholders
in reinvestment of dividends              414          4,372
                                   ----------    -----------
Total issued                           11,427        120,880
Shares redeemed                       (12,646)      (132,573)
                                   ----------    -----------
Net decrease                           (1,219)   $   (11,693)
                                   ==========    ===========


Class C Shares for the Year Ended                   Dollar
December 31, 1997                     Shares        Amount

Shares sold                            98,085    $ 1,038,826
Shares issued to shareholders
in reinvestment of dividends
and distributions                       4,838         51,010
                                   ----------    -----------
Total issued                          102,923      1,089,836
Shares redeemed                       (81,177)      (885,235)
                                   ----------    -----------
Net increase                           21,746    $   204,601
                                   ==========    ===========


Class D Shares for the Six Months                   Dollar
Ended June 30, 1998                   Shares        Amount

Shares sold                            31,096    $   326,731
Shares issued to shareholders
in reinvestment of dividends              622          6,570
                                   ----------    -----------
Total issued                           31,718        333,301
Shares redeemed                        (4,576)       (47,908)
                                   ----------    -----------
Net increase                           27,142    $   285,393
                                   ==========    ===========


Class D Shares for the Year Ended                   Dollar
December 31, 1997                     Shares        Amount

Shares sold                             9,787    $   104,433
Automatic conversion of shares          4,962         53,559
Shares issued to shareholders
in reinvestment of dividends
and distributions                       3,652         38,561
                                   ----------    -----------
Total issued                           18,401        196,553
Shares redeemed                       (47,668)      (520,808)
                                   ----------    -----------
Net decrease                          (29,267)   $  (324,255)
                                   ==========    ===========



5. Commitments:
At June 30, 1998, the Fund had entered into foreign exchange contracts, in addition to the contracts listed on the Schedule of Investments, under which it had to agree to purchase and sell various foreign currencies with approximate values of $126,500 and $13,800, respectively.



OFFICERS AND DIRECTORS

Arthur Zeikel, President and Director
Joe Grills, Director
Walter Mintz, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Thomas R. Robinson, Senior Vice President
   and Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Barbara G. Fraser, Secretary

Custodian
The Chase Manhattan Bank
4 MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800)637-3863